Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities
Net loss	$ (4,459,204)	$ (3,611,312)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	99,803	25,000
Depreciation and Amortization	360,554	372,002
Amortization of financing costs	21,723
Gain on change in fair value of derivative liability	(477,830)
Stock and warrant based compensation	120,000	1,950,000
Non-cash interest expense	4,742,188
Changes in assets and liabilities:
Account receivable-trade	(496,267)	(430,999)
Inventories	(332,028)	(791,677)
Prepaid expenses and other current assets	(344,350)	(16,933)
Accounts payable	(597,484)	1,753,882
Accrued expenses and other current liabilities	(273,804)	709,051
Net cash used in operating activities	(1,636,699)	(40,986)
Cash flows from investing activities
Purchase of property and equipment	(320,116)	(157,568)
Cash acquired on business combination		585,720
Net cash provided by (used in) investing activities	(320,116)	428,152
Cash flows from financing activities
Proceeds from convertible debt	3,750,000	2,750,000
Proceeds from sale of common stock	650,000
Payment of deferred financing costs	(36,304)	(150,364)
Repayments of debt	(190,593)	(2,453,341)
Repayment of borrowings from noteholders	(2,550,000)
Advance from (payment to) shareholder		(3,211)
Net cash provided by financing activities	1,623,103	143,084
Net increase (decrease) in cash and cash equivalents	(333,712)	530,250
Cash and cash equivalents, beginning of period	416,333	251,475
Cash and cash equivalents, end of period	82,621	781,725
Supplemental disclosures of cash flow information:
Interest paid	312,232	319,872
Debt discount from warrant liability	2,755,274
Cashless exercise of warrants for common stock	$ 6,503,201